Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of income tax benefit

The following table sets forth current and deferred portion of income tax benefit of the Company and its consolidated subsidiaries:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Current income tax expense	21	-	-
Deferred income tax benefit	(616)	(7,880)	(10,167)
Total	(595)	(7,880)	(10,167)

Schedule of effective income tax rate reconciliation

A reconciliation of the Group’s PRC statutory tax rate to the effective income tax rate during the periods is as follows:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Income before income tax	35,816	70,301	29,918
Expected taxation at PRC statutory tax rate	8,954	17,575	7,479
Impact of preferential tax rates	(2,749)	(6,711)	(5,898)
Research and development super-deduction	(8,534)	(18,676)	(20,148)
Effect of True up to Tax Return	-	258	(345)
Non-deductible expenses	7	-	10
Effect of income tax rate differences in jurisdictions other than the PRC	22	10	1,836
Change in valuation allowance	1,705	(336)	7,160
Others	-	-	(261)
Income tax benefits	(595)	(7,880)	(10,167)

Schedule of deferred tax assets

As of December 31, 2023 and 2024, the significant components of the deferred tax assets were summarized below:

	As of December 31,
	2023	2024
	RMB	RMB
Deferred tax assets:
Net operating loss carryforward	10,861	28,656
Allowance of credit losses	4,271	3,803
Gross deferred assets	15,132	32,459
Less: Valuation allowance	(3,029)	(10,189)
Total deferred tax assets, net	12,103	22,270

Schedule of movement valuation allowance

As of December 31, 2023 and 2024, the movement of the valuation allowance were as below:

	As of December 31,
	2023	2024
	RMB	RMB
Balance at beginning of the year	3,366	3,029
Additions	1,085	7,705
Decrease	(1,422)	(545)
Balance at end of the year	3,029	10,189